Public and Private Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Public And Private Warrants
Public and Private Warrants

Note 16. Public and Private Warrants

As of June 30, 2026 and December 31, 2025, there were 3,971,250 Private Warrants and 9,487,500 Public Warrants outstanding. There are no warrants exercised as at June 30, 2026.

The Company evaluated the terms of the Public and Private Warrants under the relevant U.S. GAAP guidance for freestanding financial instruments and derivative accounting and concluded that both the Public Warrants and the Private Warrants meet the criteria for equity classification. In connection with the reverse recapitalization transaction, the Public Warrants and Private Warrants that were outstanding immediately prior to the transaction were initially recorded through the reverse recapitalization and are presented within stockholders’ deficit on the consolidated balance sheet as part of additional paid-in capital (rather than as a separate warrant liability line item). Because the Public Warrants and Private Warrants are classified in equity, there is no subsequent remeasurement required after initial recognition and changes in the fair value of the Company’s common stock do not give rise to gains or losses in the statement of operations related to these warrants.

Note 24. Public and private warrants

As of December 31, 2025, there were 3,971,250 Private Warrants and 9,487,500 Public Warrants outstanding. There are no warrants exercised as at December 31, 2025.

Public warrants

Each Public Warrant entitles the holder to purchase one whole share of the Company’s common stock. Public Warrants are exercisable only for whole warrants; no fractional warrants will be issued upon separation of the units, and only whole warrants will trade. The Public Warrants became 30 days after the completion of the Business Combination.

The Company will not be obligated to deliver Class A common shares upon exercise of a Public Warrant (and will have no obligation to settle a Public Warrant exercise) unless a registration statement under the Securities Act, covering the shares issuable upon exercise, is then effective and a prospectus relating thereto is current, or a valid exemption from registration is available. If the conditions for registered issuance are not satisfied, holders will not be able to exercise those Public Warrants for registered shares until such time as an effective registration statement is available; in such circumstances the Company may permit (or require, as described below) cashless exercise pursuant to Section 3(a)(9) or other available exemption

Each whole Public Warrant is exercisable for one share of the Company’s Class A common stock at an exercise price of $11.50 per share, subject to the customary anti-dilution and other adjustment provisions set forth in the warrant agreement. The Public Warrants became exercisable 30 days after the completion of the initial Business Combination and expire five years after the completion of an initial Business Combination or earlier upon redemption or liquidation, in each case in accordance with the warrant agreement.

The Public Warrants contain customary terms and features for contracts in the Company’s own equity, including (i) anti-dilution adjustments to the exercise price and the number of shares issuable upon exercise for share capitalizations, sub-divisions, combinations, reclassifications, certain rights offerings and Extraordinary Dividends, as described in Section 4 of the warrant agreement; (ii) the Alternative Issuance provisions in Section 4.5 of the warrant agreement, pursuant to which, upon specified reclassifications, reorganizations, mergers, consolidations, tender offers or similar change-of-control transactions, each Public Warrant becomes exercisable for the same form and amount of cash, securities or other property that a holder would receive as a common shareholder on an as-if-exercised basis immediately prior to the transaction; and (iii) an optional beneficial ownership limitation in Section 3.3.5 of the warrant agreement that permits a holder, at its election, to limit the number of Class A common shares issuable upon exercise of its warrants such that, immediately after giving effect to such exercise, the holder’s beneficial ownership of the Company’s outstanding Class A common shares does not exceed a specified “Maximum Percentage” (initially 9.8% or such other percentage specified by the holder). Public Warrants are issued in registered form, may be held in book-entry form through The Depository Trust Company and are transferable in accordance with the procedures set forth in Section 5 of the warrant agreement, subject to applicable securities law restrictions. The warrant agreement also provides that the Company is not required to net cash settle the Public Warrants and that, other than the fixed cash redemption price described above, settlement of the Public Warrants occurs through the issuance of equity or the delivery of the Alternative Issuance consideration specified in the contract.

The Company may call the Public Warrants for redemption

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
●	if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders

If and when the Public Warrants become redeemable by the Company, it may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary shares (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.

As of December 31, 2025, if holders elect to exercise Public Warrants for cash, the Company would deliver one Class A common share for each Public Warrant exercised and would receive cash equal to the fixed exercise price per share. The aggregate fair value of the shares issued upon such cash exercise would vary directly with the then-current market price of the Company’s Class A common stock, whereas the per-warrant exercise price and resulting cash proceeds to the Company remain fixed in accordance with the warrant agreement.

When Public Warrants are exercised on a cashless basis in accordance with the warrant agreement, each warrant is settled through the issuance of a reduced number of Class A common shares determined by reference to the then-current “Fair Market Value” of the Class A common stock and the fixed exercise price. As the market price of the Company’s Class A common stock increases above the exercise price, the number of shares issued per Public Warrant and the aggregate fair value of the shares delivered on cashless exercise increase; conversely, as the market price approaches or falls below the exercise price, the number of shares issued per Public Warrant and the aggregate fair value of the shares delivered decrease, and no shares would be delivered if the Public Warrants are out-of-the-money.

If and when the Public Warrants become redeemable and the Company elects to redeem them for cash in accordance with the warrant agreement, the Company would be obligated to pay the fixed contractual redemption price per Public Warrant and the Public Warrants would be cancelled without the issuance of any Class A common shares. Although the fixed redemption price per warrant does not change with the market price of the Company’s Class A common stock, the Company may only exercise this redemption alternative if the Reference Value of the Class A common stock equals or exceeds the specified redemption trigger, which is based on the trading price of the Company’s shares.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements

In the event of certain reclassifications, reorganizations, mergers, consolidations, tender offers or similar transactions that result in a change of control, the Public Warrants provide for an “Alternative Issuance” under which each Public Warrant becomes exercisable for the cash, securities or other property that the holder would have been entitled to receive if the holder had exercised the Public Warrant and participated in the transaction as a common shareholder immediately prior to its consummation, as described in the warrant agreement. Accordingly, the amount and form of consideration delivered upon settlement under this alternative will generally change in direct proportion to the per-share consideration (whether in cash, stock or other property) payable to the Company’s common shareholders in the underlying transaction, which reflects the then-current fair value of the Company’s equity shares.

Private warrants

The Private Placement Warrants are substantially identical to the Public Warrants, except that (i) the Private Placement Warrants may be exercised for cash or on a cashless basis, at the holder’s option; (ii) the Private Placement Warrants and the Class A common shares issuable upon their exercise are subject to certain transfer restrictions pursuant to the letter agreement between the Company, the Sponsor and other parties thereto, as amended from time to time, including that any permitted transferee must agree to be bound by such transfer restrictions; (iii) the Private Placement Warrants are not redeemable by the Company; and (iv) the holders of the Private Placement Warrants (including the Class A common shares issuable upon exercise thereof) may be entitled to certain registration rights. The Private Placement Warrants will not become Public Warrants upon any transfer and shall remain non-redeemable.

As of December 31, 2025, if holders elect to exercise the Private Placement Warrants for cash, the Company would deliver one Class A common share for each Private Placement Warrant exercised and would receive cash equal to the fixed exercise price per share. Consistent with the Public Warrants, the aggregate fair value of the shares issued upon such cash exercise of the Private Placement Warrants would vary directly with the then-current market price of the Company’s Class A common stock, while the per-warrant exercise price and resulting cash proceeds to the Company remain fixed in accordance with the warrant agreement.

When Private Placement Warrants are exercised on a cashless basis in accordance with the warrant agreement, each warrant is settled through the issuance of a reduced number of Class A common shares determined by reference to the “Sponsor Exercise Fair Market Value” of the Class A common stock and the fixed exercise price. As the market price of the Company’s Class A common stock increases above the exercise price, the number of shares issued per Private Placement Warrant and the aggregate fair value of the shares delivered on cashless exercise increase; conversely, as the market price approaches or falls below the exercise price, the number of shares issued per Private Placement Warrant and the aggregate fair value of the shares delivered decrease, and no shares would be delivered if the Private Placement Warrants are out-of-the-money.

The Alternative Issuance provisions described above for the Public Warrants also apply to the Private Placement Warrants such that, upon the specified reclassification, reorganization, merger, consolidation, tender offer or similar change-of-control transactions, each Private Placement Warrant becomes exercisable for the same form and amount of cash, securities or other property that would be received by a common shareholder on an as-if-exercised basis immediately prior to the transaction, and the settlement amount therefore varies directly with the per-share consideration payable to the Company’s common shareholders.

Classification and accounting: The Company evaluated the terms of the Public and Private Warrants under the relevant U.S. GAAP guidance for freestanding financial instruments and derivative accounting and concluded that both the Public Warrants and the Private Warrants meet the criteria for equity classification. In connection with the reverse recapitalization transaction, the Public Warrants and Private Warrants that were outstanding immediately prior to the transaction were initially recorded through the reverse recapitalization and are presented within stockholders’ equity on the consolidated balance sheet as part of additional paid-in capital (rather than as a separate warrant liability line item). Because the Public Warrants and Private Warrants are classified in equity, there is no subsequent remeasurement required after initial recognition and changes in the fair value of the Company’s common stock do not give rise to gains or losses in the statement of operations related to these warrants.